The Universal Institutional Funds, Inc. Prospectus Supplement

August 25, 2005

The Universal Institutional Funds, Inc.

Supplement dated

August 25, 2005 to

The Universal Institutional

Funds, Inc. Prospectus

dated April 29, 2005 of:

Equity and Income Portfolio (“Class II”)

The following sentence is hereby added within the “Equity and Income Portfolio—Process” section of the Portfolio’s Prospectus:

The Portfolio may invest up to 15% of its net assets in Real Estate Investment Trusts (“REITs”).

The following paragraph is hereby added within the “Equity and Income Portfolio—Risks” section of the Portfolio’s Prospectus:

Real Estate Investment Trusts (“REITs”). REITs pool investors’ funds for investments primarily in commercial real estate or real estate properties. Like mutual funds, REITs have expenses, including advisory and administration fees, that are paid by their shareholders. As a result, you will absorb duplicate levels of fees when the Portfolio invests in REITs. The performance of any Portfolio REIT holdings ultimately depends on the types of real property in which the REITs invest and how well the property is managed. A general downturn in real estate values also can hurt REIT performance. In addition, REITs are subject to certain provisions under federal tax law. The failure of a company to qualify as a REIT could have adverse consequences for the Portfolio, including significantly reducing the return to the Portfolio on its investment in such company.

Please retain this supplement for future reference.

LIT SPT EI 08/05

The Universal Institutional Funds, Inc. Prospectus Supplement

August 25, 2005

The Universal Institutional Funds, Inc.

Supplement dated

August 25, 2005 to

The Universal Institutional

Funds, Inc. Prospectus

dated April 29, 2005:

U.S. Mid Cap Value Portfolio (“Class I”)

The following sentence is hereby added within the “Process” section of the Portfolio’s Prospectus:

The Portfolio may invest up to 20% of its net assets in Real Estate Investment Trusts (“REITs”).

The following paragraph is hereby added within the “Risks” section of the Portfolio’s Prospectus:

Real Estate Investment Trusts (“REITs”). REITs pool investors’ funds for investments primarily in commercial real estate or real estate properties. Like mutual funds, REITs have expenses, including advisory and administration fees, that are paid by their shareholders. As a result, you will absorb duplicate levels of fees when the Portfolio invests in REITs. The performance of any Portfolio REIT holdings ultimately depends on the types of real property in which the REITs invest and how well the property is managed. A general downturn in real estate values also can hurt REIT performance. In addition, REITs are subject to certain provisions under federal tax law. The failure of a company to qualify as a REIT could have adverse consequences for the Portfolio, including significantly reducing the return to the Portfolio on its investment in such company.

Please retain this supplement for future reference.

LIT SPT UMCVX 08/05

The Universal Institutional Funds, Inc. Prospectus Supplement

August 25, 2005

The Universal Institutional Funds, Inc.

Supplement dated

August 25, 2005 to

The Universal Institutional

Funds, Inc. Prospectus

dated April 29, 2005:

U.S. Mid Cap Value Portfolio (“Class II”)

The following sentence is hereby added within the “Process” section of the Portfolio’s Prospectus:

The Portfolio may invest up to 20% of its net assets in Real Estate Investment Trusts (“REITs”).

The following paragraph is hereby added within the “Risks” section of the Portfolio’s Prospectus:

Real Estate Investment Trusts (“REITs”). REITs pool investors’ funds for investments primarily in commercial real estate or real estate properties. Like mutual funds, REITs have expenses, including advisory and administration fees, that are paid by their shareholders. As a result, you will absorb duplicate levels of fees when the Portfolio invests in REITs. The performance of any Portfolio REIT holdings ultimately depends on the types of real property in which the REITs invest and how well the property is managed. A general downturn in real estate values also can hurt REIT performance. In addition, REITs are subject to certain provisions under federal tax law. The failure of a company to qualify as a REIT could have adverse consequences for the Portfolio, including significantly reducing the return to the Portfolio on its investment in such company.

Please retain this supplement for future reference.

LIT SPT USMC 08/05